UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                      September 26, 2006 to October 25, 2006


Commission File Number of issuing entity: 333-130192-11


                 J.P. Morgan Mortgage Acquisition Trust 2006-HE2
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-130192


                      J.P. MORGAN ACCEPTANCE CORPORATION I
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       33-1141356, 33-1141358, 33-1141360
                          ----------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-HE2
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
    A1          [   ]           [   ]           [ x ]
    A2          [   ]           [   ]           [ x ]
    A3          [   ]           [   ]           [ x ]
    A4          [   ]           [   ]           [ x ]
    A5          [   ]           [   ]           [ x ]
    M1          [   ]           [   ]           [ x ]
    M2          [   ]           [   ]           [ x ]
    M3          [   ]           [   ]           [ x ]
    M4          [   ]           [   ]           [ x ]
    M5          [   ]           [   ]           [ x ]
    M6          [   ]           [   ]           [ x ]
    M7          [   ]           [   ]           [ x ]
    M8          [   ]           [   ]           [ x ]
    M9          [   ]           [   ]           [ x ]
    M10         [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On October 25, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Trust 2006-HE2 Asset-Backed Pass-Through Certificates, Series 2006-HE2. The distribution report is attached as
         Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

        Statement to Certificateholders on October 25, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                      J.P. MORGAN ACCEPTANCE CORPORATION I
                                      (Depositor)

                                By:   /s/ William C. Buell
                                      ----------------------
                                      William C. Buell
                                      Vice President

                               Date:  November 7, 2006

EXHIBIT INDEX

Exhibit Number   Description

EX-99.1 Monthly report distributed to holders of J.P.Morgan Mortgage Acquisition Trust 2006-HE2 Asset-Backed Pass-Through Certificates, Series 2006-HE2 relating to the October 25, 2006 distribution.


                                     EX-99.1
              J.P. Morgan Mortgage Acquisition Trust, Series 2006-HE2
                                  October 25, 2006


                                Table of Contents
                                                                    Page
Distribution Report                                                   2
Factor Report                                                         3
Delinquent Mortgage Loans                                            10
Delinquency Trend Group                                              11
Bankruptcies                                                         12
Foreclosures                                                         14
REO Properties                                                       16
REO Property Scheduled Balance                                       17
Principal Payoffs by Group occurred in this Distribution             17
Realized Loss Group Report                                           18

 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Alexander Tonge
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                            4 New York Plaza, Floor 6
                    Tel: (212) 623-5415 / Fax: (212) 623-5930
                      Email: alexander.t.tonge@jpmorgan.com

              J.P. Morgan Mortgage Acquisition Trust, Series 2006-HE2
                                  October 25, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                             DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                    ENDING
              FACE         PRINCIPAL                                                        REALIZED      DEFERRED    PRINCIPAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1       171,430,000.00   166,817,889.26     2,028,013.68       760,411.55     2,788,425.23     0.00       0.00      164,789,875.58
A2       115,507,000.00   106,426,532.16     3,740,717.65       477,145.62     4,217,863.27     0.00       0.00      102,685,814.51
A3        47,160,000.00    47,160,000.00             0.00       213,399.00       213,399.00     0.00       0.00       47,160,000.00
A4        44,844,000.00    44,844,000.00             0.00       204,787.60       204,787.60     0.00       0.00       44,844,000.00
A5        36,125,000.00    36,125,000.00             0.00       168,282.29       168,282.29     0.00       0.00       36,125,000.00
M1        19,548,000.00    19,548,000.00             0.00        91,712.70        91,712.70     0.00       0.00       19,548,000.00
M2        17,674,000.00    17,674,000.00             0.00        83,215.08        83,215.08     0.00       0.00       17,674,000.00
M3        10,444,000.00    10,444,000.00             0.00        49,260.87        49,260.87     0.00       0.00       10,444,000.00
M4         9,372,000.00     9,372,000.00             0.00        44,595.10        44,595.10     0.00       0.00        9,372,000.00
M5         8,837,000.00     8,837,000.00             0.00        42,270.32        42,270.32     0.00       0.00        8,837,000.00
M6         8,301,000.00     8,301,000.00             0.00        40,121.50        40,121.50     0.00       0.00        8,301,000.00
M7         7,766,000.00     7,766,000.00             0.00        40,965.65        40,965.65     0.00       0.00        7,766,000.00
M8         7,230,000.00     7,230,000.00             0.00        39,042.00        39,042.00     0.00       0.00        7,230,000.00
M9         4,552,000.00     4,552,000.00             0.00        27,236.13        27,236.13     0.00       0.00        4,552,000.00
M10        5,623,000.00     5,623,000.00             0.00        33,644.28        33,644.28     0.00       0.00        5,623,000.00
P                100.00           100.00             0.00        46,202.80        46,202.80     0.00       0.00              100.00
R                  0.00             0.00             0.00             0.00             0.00     0.00       0.00                0.00
TOTALS   514,413,100.00   500,720,521.42     5,768,731.33     2,362,292.49     8,131,023.82     0.00       0.00      494,951,790.09
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                   ENDING
              FACE         NOTIONAL                                                         REALIZED      DEFERRED     NOTIONAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C        535,569,123.00   521,876,544.42             0.00       782,349.16       782,349.16     0.00       0.00      516,106,770.69
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CURRENT
                       BEGINNING                                                                 ENDING              PASS-THRU
CLASS        CUSIP     PRINCIPAL          PRINCIPAL          INTEREST              TOTAL        PRINCIPAL            RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1        46625SAA4      973.09624488   11.82998122          4.43569708          16.26567829       961.26626366     5.470000%
A2        46625SAB2      921.38599531   32.38520306          4.13088055          36.51608361       889.00079225     5.380000%
A3        46625SAC0    1,000.00000000    0.00000000          4.52500000           4.52500000     1,000.00000000     5.430000%
A4        46625SAD8    1,000.00000000    0.00000000          4.56666667           4.56666667     1,000.00000000     5.480000%
A5        46625SAE6    1,000.00000000    0.00000000          4.65833329           4.65833329     1,000.00000000     5.590000%
M1        46625SAF3    1,000.00000000    0.00000000          4.69166667           4.69166667     1,000.00000000     5.630000%
M2        46625SAG1    1,000.00000000    0.00000000          4.70833315           4.70833315     1,000.00000000     5.650000%
M3        46625SAH9    1,000.00000000    0.00000000          4.71666699           4.71666699     1,000.00000000     5.660000%
M4        46625SAJ5    1,000.00000000    0.00000000          4.75833333           4.75833333     1,000.00000000     5.710000%
M5        46625SAK2    1,000.00000000    0.00000000          4.78333371           4.78333371     1,000.00000000     5.740000%
M6        46625SAL0    1,000.00000000    0.00000000          4.83333333           4.83333333     1,000.00000000     5.800000%
M7        46625SAM8    1,000.00000000    0.00000000          5.27500000           5.27500000     1,000.00000000     6.330000%
M8        46625SAN6    1,000.00000000    0.00000000          5.40000000           5.40000000     1,000.00000000     6.480000%
M9        46625SAP1    1,000.00000000    0.00000000          5.98333260           5.98333260     1,000.00000000     7.180000%
M10       46625SAQ9    1,000.00000000    0.00000000          5.98333274           5.98333274     1,000.00000000     7.180000%
P         46625SAS5    1,000.00000000    0.00000000    462,028.00000000     462,028.00000000     1,000.00000000     0.000000%
TOTALS                   973.38213475   11.21419989          4.59220904          15.80640894       962.16793486
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      CURRENT
                       BEGINNING                                                                 ENDING               PASS-THRU
CLASS        CUSIP     NOTIONAL         PRINCIPAL          INTEREST              TOTAL           NOTIONAL             RATE
-----------------------------------------------------------------------------------------------------------------------------------
C         46625SAR7      974.43359224    0.00000000          1.46078093           1.46078093       963.66042874     0.000000%
-----------------------------------------------------------------------------------------------------------------------------------


              J.P. Morgan Mortgage Acquisition Trust, Series 2006-HE2
                                  October 25, 2006

Dates:
Record Date                                                                                          10/24/06
Determination Date                                                                                   10/16/06
Distribution Date                                                                                    10/25/06

Principal Funds:
Scheduled Principal Payments (Total)                                                               182,998.90
Group 1                                                                                             80,825.20
Group 2                                                                                            102,173.70

Principal Prepayments (Total)                                                                    5,578,426.95
Group 1                                                                                          1,945,410.99
Group 2                                                                                          3,633,015.96

Curtailments (Total)                                                                                 7,798.13
Group 1                                                                                              1,967.53
Group 2                                                                                              5,830.60

Curtailment Interest Adjustments (Total)                                                                -3.75
Group 1                                                                                                -18.17
Group 2                                                                                                 14.42

Repurchase Principal (Total)                                                                             0.00
Group 1                                                                                                  0.00
Group 2                                                                                                  0.00

Substitution Amounts (Total)                                                                             0.00
Group 1                                                                                                  0.00
Group 2                                                                                                  0.00


Net Liquidation Proceeds (Total)                                                                         0.00
Group 1                                                                                                  0.00
Group 2                                                                                                  0.00
Other Principal Adjustments (Total)                                                                      0.00
Group 1                                                                                                  0.00
Group 2                                                                                                  0.00

Non Recoverable Principal Advances (Total)                                                               0.00
Group 1                                                                                                  0.00
Group 2                                                                                                  0.00

Interest Funds:
Gross Interest                                                                                   3,458,480.20
Group 1                                                                                          1,439,699.51
Group 2                                                                                          2,018,780.69

Servicing Fees                                                                                     217,448.56
Group 1                                                                                             90,244.86
Group 2                                                                                            127,203.70

Trustee Fees                                                                                         1,739.62
Group 1                                                                                                721.96
Group 2                                                                                              1,017.66

Custodian Fee                                                                                          869.79
Group 1                                                                                                360.98
Group 2                                                                                                508.81

Trust Oversight Manager Fees                                                                         6,523.46
Group 1                                                                                              2,707.35
Group 2                                                                                              3,816.11

Non Recoverable Interest Advances (Total)                                                            1,434.38
Group 1                                                                                              1,434.38
Group 2                                                                                                  0.00

Prepayment Penalties:
Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                           8
Group 1                                                                                                     3
Group 2                                                                                                     5

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected               1,714,700.47
Group 1                                                                                            466,894.18
Group 2                                                                                          1,247,806.29

Amount of Prepayment Penalties Collected                                                            46,202.80
Group 1                                                                                              6,912.55
Group 2                                                                                             39,290.25
Available Remitance Amount                                                                       8,999,684.62

Principal Remittance Amount (Total)                                                              5,769,220.23
Group 1                                                                                          2,028,185.55
Group 2                                                                                          3,741,034.68

Interest Remittance Amount (Total)                                                               3,230,464.39
Group 1                                                                                          1,344,229.99
Group 2                                                                                          1,886,234.40
Pool Detail:
Beginning Number of Loans Outstanding                                                                   2,999
Group 1                                                                                                 1,517
Group 2                                                                                                 1,482

Ending Number of Loans Outstanding                                                                      2,969
Group 1                                                                                                 1,503
Group 2                                                                                                 1,466

Beginning Aggregate Loan Balance                                                               521,876,544.17
Group 1                                                                                        216,587,632.66
Group 2                                                                                        305,288,911.51

Ending Aggregate Loan Balance                                                                  516,106,770.44
Group 1                                                                                        214,559,447.11
Group 2                                                                                        301,547,323.33

Current Advances                                                                                         0.00
Group 1                                                                                                  0.00
Group 2                                                                                                  0.00

Aggregate Advances                                                                                       0.00
Group 1                                                                                                  0.00
Group 2                                                                                                  0.00

Weighted Average Remaning Term To Maturity                                                             353.42
Group 1                                                                                                354.00
Group 2                                                                                                353.00
Weighted Average Net Mortgage Rate                                                                   7.12671%
Group 1                                                                                              7.19752%
Group 2                                                                                              7.07647%

Interest Accrual Period
Start Date                                                                                 September 25, 2006
End Date                                                                                     October 25, 2006
Number of Days in Accrual Period                                                                           30


     Delinquent Mortgage Loans
              Group 1
             Category            Number     Principal Balance      Percentage
              1 Month              27            4,467,438.05           2.08%
              2 Month              16            2,705,136.14           1.26%
              3 Month              0                     0.00           0.00%
               Total               43            7,172,574.19           3.34%
     Delinquent Mortgage Loans
              Group 2
             Category            Number     Principal Balance      Percentage
              1 Month              46            8,520,819.15           2.83%
              2 Month              19            5,468,126.78           1.81%
              3 Month              1               217,307.79           0.07%
               Total               66           14,206,253.72           4.71%
* Delinquent Bankruptcies and Foreclosures are not included in the table above.

       Bankruptcies
       Group Number      Number of Loans  Principal Balance  Percentage
                1               7               721,609.08        0.34%
                2               2               100,506.43        0.03%
           Total                9               822,115.51        0.16%

Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                              5
Principal Balance of Bankruptcy Loans that are Current                                          565,242.74
Number of Bankruptcy Loans that are 1 Month Delinquent                                                   0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                     0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                  1
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                               98,932.14
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                 1
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                              57,434.20
Total Number of Bankruptcy Loans                                                                         7
Total Principal Balance of Bankruptcy Loans                                                     721,609.08

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                              1
Principal Balance of Bankruptcy Loans that are Current                                           17,937.88
Number of Bankruptcy Loans that are 1 Month Delinquent                                                   1
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                82,568.55
Number of Bankruptcy Loans that are 2 Months Delinquent                                                  0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                    0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                 0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                   0.00
Total Number of Bankruptcy Loans                                                                         2
Total Principal Balance of Bankruptcy Loans                                                     100,506.43

  Foreclosures
  Group Number   Number of Loans  Principal Balance   Percentage
          1             12            1,345,839.99         0.63%
          2             12            1,998,233.98         0.66%
     Total              24            3,344,073.97         0.65%

Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                             0
Principal Balance of Foreclosure Loans that are Current                                               0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                  0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                    0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                 0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                   0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                               12
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                          1,345,839.99
Total Number of Foreclosure Loans                                                                       12
Total Principal Balance of Foreclosure Loans                                                  1,345,839.99

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                             0
Principal Balance of Foreclosure Loans that are Current                                               0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                  0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                    0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                 1
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                             224,710.66
Number of Foreclosure Loans that are 3+ Months Delinquent                                               11
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                          1,773,523.32
Total Number of Foreclosure Loans                                                                       12
Total Principal Balance of Foreclosure Loans                                                  1,998,233.98


 REO Properties
  Group Number           Number of Loans  Principal Balance    Percentage
           1                    0                     0.00           0.00%
           2                    0                     0.00           0.00%
      Total                     0                     0.00           0.00%

Group 1 REO Reporting:
Number of REO Loans that are Current                                                                     0
Principal Balance of REO Loans that are Current                                                       0.00
Number of REO Loans that are 1 Month Delinquent                                                          0
Principal Balance of REO Loans that are 1 Month Delinquent                                            0.00
Number of REO Loans that are 2 Months Delinquent                                                         0
Principal Balance of REO Loans that are 2 Months Delinquent                                           0.00
Number of REO Loans that are 3+ Months Delinquent                                                        0
Principal Balance of REO Loans that are 3+ Months Delinquent                                          0.00
Total Number of REO Loans                                                                                0
Total Principal Balance of REO Loans                                                                  0.00

Group 2 REO Reporting:
Number of REO Loans that are Current                                                                     0
Principal Balance of REO Loans that are Current                                                       0.00
Number of REO Loans that are 1 Month Delinquent                                                          0
Principal Balance of REO Loans that are 1 Month Delinquent                                            0.00
Number of REO Loans that are 2 Months Delinquent                                                         0
Principal Balance of REO Loans that are 2 Months Delinquent                                           0.00
Number of REO Loans that are 3+ Months Delinquent                                                        0
Principal Balance of REO Loans that are 3+ Months Delinquent                                          0.00
Total Number of REO Loans                                                                                0
Total Principal Balance of REO Loans                                                                  0.00


 REO Property Scheduled Balance
          Group Number     Loan Number   REO Date   Schedule Principal Balance
                                                                          0.00
              Total                                                       0.00

Principal Payoffs by Group occured in this Distribution
        Group Number       Number of Loans  Principal Balance        Percentage
                 1                0              1,945,410.99             0.91%
                 2                0              3,633,569.46             1.20%
            Total                 0              5,578,980.45             1.08%

  Realized Loss Group Report
         Group Number    Current Loss    Cumulative Loss  Ending Balance   Balance of Liquidated Loans   Net Liquidation Proceeds
              1                   0.00              0.00  214,559,447.11                        0.00                    0.00
              2                 553.50            553.50  301,547,323.33                        0.00                    0.00
            TOTAL               553.50            553.50  516,106,770.44                        0.00                    0.00

Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                    553.50
Group 1                                                                                             0.00
Group 2                                                                                           553.50

Cumulative Realized Losses - Reduced by Recoveries                                                553.50
Group 1                                                                                             0.00
Group 2                                                                                           553.50

Current Applied Losses                                                                              0.00
Cumulative Applied Losses                                                                           0.00

Trigger Event                                                                                         NO
TEST I - Trigger Event Occurrence                                                                     NO
(Is Delinquency Percentage > 35.50% of of Senior Enhancement Percetage ?)
Delinquency Percentage                                                                          2.43298%
35.50% of of Senior Enhancement Percetage                                                       8.28867%
OR
TEST II - Trigger Event Occurrence                                                                    NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                            0.00010%
Required Cumulative Loss %                                                                      0.00000%


O/C Reporting
Targeted Overcollateralization Amount                                                      21,154,980.35
Ending Overcollateralization Amount                                                        21,154,980.35
Ending Overcollateralization Deficiency                                                             0.00
Overcollateralization Release Amount                                                              488.90
Monthly Excess Interest                                                                       782,312.14
Payment to Class C                                                                            782,349.16
Certificate Interest Shortfall Detail:

Interest Carryforward Amount Occured This Period                                                    0.00
Class A-1                                                                                           0.00
Class A-2                                                                                           0.00
Class A-3                                                                                           0.00
Class A-4                                                                                           0.00
Class A-5                                                                                           0.00
Class M-1                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                           0.00
Class M-10                                                                                          0.00

Interest Carryforward Amount Paid This Period                                                       0.00
Class A-1                                                                                           0.00
Class A-2                                                                                           0.00
Class A-3                                                                                           0.00
Class A-4                                                                                           0.00
Class A-5                                                                                           0.00
Class M-1                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                           0.00
Class M-10                                                                                          0.00

Remaining Interest Carryforward Amount
Class A-1                                                                                           0.00
Class A-2                                                                                           0.00
Class A-3                                                                                           0.00
Class A-4                                                                                           0.00
Class A-5                                                                                           0.00
Class M-1                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                           0.00
Class M-10                                                                                          0.00

Swap Account:
Net Swap Payment Due                                                                          132,514.45
Net Swap Payment Paid                                                                         132,514.45
Net Swap Receipt Due                                                                                0.00

Beginning Balance                                                                               1,000.00
Additions to the Swap Account                                                                 132,514.45
Withdrawals from the Swap Account                                                             132,514.45
Ending Balance                                                                                  1,000.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                               1,000.00
Additions to the Basis Risk Reserve Fund                                                          451.88
Divident Earnings on the Basis Risk Reserve Fund                                                    0.00
Withdrawals from the Basis Risk Reserve Fund                                                      451.88
Ending Balance                                                                                  1,000.00

Basis Risk Reserve Carryover:
Interest Carryover Amount Occured This Period
Class A-1                                                                                           0.00
Class A-2                                                                                           0.00
Class A-3                                                                                           0.00
Class A-4                                                                                           0.00
Class A-5                                                                                           0.00
Class M-1                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                         202.16
Class M-10                                                                                        249.72

Interest Carryover Amount Paid This Period
Class A-1                                                                                           0.00
Class A-2                                                                                           0.00
Class A-3                                                                                           0.00
Class A-4                                                                                           0.00
Class A-5                                                                                           0.00
Class M-1                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                         202.16
Class M-10                                                                                        249.72

Remaining Interest Carryover Amount
Class A-1                                                                                           0.00
Class A-2                                                                                           0.00
Class M-1                                                                                           0.00
Class A-3                                                                                           0.00
Class A-4                                                                                           0.00
Class A-5                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                           0.00
Class M-10                                                                                          0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occured this distribution                                       0.00

Prepayment Interest Shortfall Allocated to Class A-1                                                0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                0.00
Prepayment Interest Shortfall Allocated to Class A-5                                                0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                0.00
Prepayment Interest Shortfall Allocated to Class M-10                                               0.00
Prepayment Interest Shortfall Allocated to Class C                                                  0.00

Total Relief Act Interest Shortfall occured this distribution                                       0.00

Relief Act Interest Shortfall Allocated to Class A-1                                                0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                0.00
Relief Act Interest Shortfall Allocated to Class M-10                                               0.00
Relief Act Interest Shortfall Allocated to Class C                                                  0.00

Available Net Funds Cap to Libor Certificates                                                   7.126707

One-Month LIBOR for Such Distribution Date                                                      5.330000

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1                                                                                       5.470000
Class A-2                                                                                       5.380000
Class A-3                                                                                       5.430000
Class A-4                                                                                       5.480000
Class A-5                                                                                       5.590000
Class M-1                                                                                       5.630000
Class M-2                                                                                       5.650000
Class M-3                                                                                       5.660000
Class M-4                                                                                       5.710000
Class M-5                                                                                       5.740000
Class M-6                                                                                       5.800000
Class M-7                                                                                       6.330000
Class M-8                                                                                       6.480000
Class M-9                                                                                       7.180000
Class M-10                                                                                      7.180000

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
Deferred Amount with respect to such Distribution Date
Class M-1                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                           0.00
Class M-10                                                                                          0.00

Deferred Amount Paid This Period                                                                    0.00
Class M-1                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                           0.00
Class M-10                                                                                          0.00

Deferred Amount Occured This Period                                                                 0.00
Class M-1                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                           0.00
Class M-10                                                                                          0.00

Remaining Deferred Amount
Class M-1                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                           0.00
Class M-10                                                                                          0.00



Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.